Non-controlling Interests - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 08, 2022
Disclosure of subsidiaries [line items]
Share of NCI	$ 0	$ (8,756)
Cash payment				$ 30
Business acquisition, ownership percentage				100.00%
Estimated reclassification of non controlling interests in to retained earnings accumulated deficits	$ 8,634
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by group	73.00%	73.00%	73.00%